Revenue from contracts with customers - Summary of Disaggregation of Revenue From Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers
Segment revenue	€ 877,621	€ 730,188	€ 561,202
Rest of the World revenue
Revenue from contracts with customers
Segment revenue	712,109	602,746	489,502
Rest of the World revenue | Betting revenue
Revenue from contracts with customers
Segment revenue	466,823	389,092	309,357
Rest of the World revenue | Betting revenue | Betting data / Betting entertainment tools
Revenue from contracts with customers
Segment revenue	278,157	237,043	214,034
Rest of the World revenue | Betting revenue | Managed Betting Services ("MBS")
Revenue from contracts with customers
Segment revenue	175,862	135,895	79,966
Rest of the World revenue | Betting revenue | Virtual Gaming
Revenue from contracts with customers
Segment revenue	12,804	16,154	15,357
Rest of the World revenue | Betting AV
Revenue from contracts with customers
Segment revenue	182,196	160,522	140,162
Rest of the World revenue | Integrity services
Revenue from contracts with customers
Segment revenue	7,744	7,863	7,712
Rest of the World revenue | Other revenue
Revenue from contracts with customers
Segment revenue	55,346	45,269	32,271
United States revenue
Revenue from contracts with customers
Segment revenue	165,512	127,442	71,700
United States revenue | Media and advertising revenue
Revenue from contracts with customers
Segment revenue	58,914	53,010	33,796
United States revenue | Betting revenue
Revenue from contracts with customers
Segment revenue	50,629	29,737	15,150
United States revenue | Betting AV
Revenue from contracts with customers
Segment revenue	19,173	10,963	5,166
United States revenue | Sports Solutions
Revenue from contracts with customers
Segment revenue	€ 36,796	€ 33,732	€ 17,588